GENERAL BUSINESS DESCRIPTION (Details) CAD in Billions	12 Months Ended
	Dec. 31, 2016 segment	Sep. 01, 2015 CAD
GENERAL BUSINESS DESCRIPTION
Number of operating segments | segment	5
Canadian Liquids Pipeline business and certain Canadian renewable energy assets
GENERAL BUSINESS DESCRIPTION
Consideration transferred		CAD 30.4
Amount of units received in transfer		18.7
Debt assumed in transfer		11.7
The Fund | Canadian Liquids Pipeline business and certain Canadian renewable energy assets
GENERAL BUSINESS DESCRIPTION
Amount of units received in transfer		3.0
Enbridge Income Partners LP | Canadian Liquids Pipeline business and certain Canadian renewable energy assets
GENERAL BUSINESS DESCRIPTION
Amount of units received in transfer		CAD 15.7